Related Parties	12 Months Ended
Dec. 31, 2025
Related Parties
Related Parties
20.	Related Parties

The principal transactions carried out by the Group with related parties, including affiliated companies, equity investees, stockholders and entities in which stockholders have an equity interest, for the years ended December 31, 2025, 2024 and 2023, were as follows:

	2025		2024		2023
Revenues, other income and interest income:
Royalties (a)	Ps.	106,218	Ps.	111,766	Ps.	—
Transmission rights (b)		1,309,149		1,312,319		1,516,369
Telecom services (c)		264,753		650,197		466,957
Administrative services (d)		226,341		220,027		73,430
Advertising (e)		2,344,001		1,659,121		1,902,307
Interest income (f)		271,314		540,488		685,098
Lease (g)		419,332		529,716		412,329
	Ps.	4,941,108	Ps.	5,023,634	Ps.	5,056,490
Costs and expenses:
Donations	Ps.	15,000	Ps.	30,000	Ps.	30,000
Advertising		37,526		167,079		266,834
Administrative services (d)		66,844		83,870		66,597
Interests expense		—		12,798		—
Technical services (h)		—		—		299,192
Programming production, transmission rights and telecom (i)		3,637,672		4,412,001		5,176,944
	Ps.	3,757,042	Ps.	4,705,748	Ps.	5,839,567

(a)	In 2025 and 2024 the Group received royalties from Ollamani for the use of certain brands.
(b)	The Group received other income in respect of services rendered to TelevisaUnivision in 2025, 2024 and 2023.
(c)	The Group received revenue in respect of services provided to Ollamani in 2025, to TelevisaUnivision in 2025, 2024 and 2023, and to a subsidiary of AT&T in 2023. Until June 2024, AT&T was a related party (see Note 3).
(d)	The Group received other income from affiliates for various services, such as property and equipment rental, security, and other services, at rates which are negotiated. The Group provided management services to affiliates, which reimburse the Group for incurred payroll and related expenses. Included administrative services provided to Tritón, TelevisaUnivision and Ollamani.
(e)	In 2025, 2024 and 2023 the Group recognized advertising revenue from TelevisaUnivision.
(f)	In 2025, 2024 and 2023, included interest income from GTAC and Televisa, S. de R.L. de C.V., the latter in connection with a long-term credit agreement with the Company, as described below.
(g)	The Group received other income in respect of operating lease agreements with certain companies of TelevisaUnivision, Ollamani and Tritón.
(h)	In 2023, Sky received services from a subsidiary of AT&T for play-out, uplink and downlink of signals.
(i)	The Group made payments for telecom services to GTAC, the cost of programming of TelevisaUnivision, and payments for transmission rights to AT&T in 2023.

Other transactions with related parties carried out by the Group in the normal course of business include the following:

(1)	Two Mexican banks have made loans to the Group. Some members of the Company’s Board serve or have served as Board members of these banks.
(2)	Several other current members of the Company’s Board serve as members of the Boards and/or are stockholders of other companies, some of which purchased advertising services from the Group in connection with the promotion of their respective products and services.
(3)	During 2025, 2024 and 2023, a professional services firm in which the current Secretary of the Company’s Board maintains an interest, provided legal advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.30,483, Ps.38,110 and Ps.31,168, respectively.
(4)	During 2025, 2024 and 2023, a professional services firm in which two current directors of the Company maintain an interest provided finance advisory services to the Group in connection with various corporate matters. Total fees for such services amounted to Ps.19,599, Ps.18,815 and Ps.17,068, respectively.
(5)	In 2025, 2024 and 2023, the Group entered into contracts leasing office space directly or indirectly from certain of our directors and officers for an aggregate annual amount of Ps.28,661, Ps.27,743 and Ps.32,263, respectively.

During 2025, 2024 and 2023, the Group paid to its directors, alternate directors and officers an aggregate compensation of Ps.638,176, Ps.527,596 and Ps.692,869, respectively, for services in all capacities. This compensation included certain amounts related to the use of assets and services of the Group, as well as travel expenses reimbursed to directors and officers. Projected benefit obligations related to the Group’s directors, alternate directors and officers amounted to Ps.286,140, Ps.228,912 and Ps.206,851 as of December 31, 2025, 2024 and 2023, respectively. Cumulative contributions made by the Group to the pension and seniority premium plans on behalf of these directors and officers amounted to Ps.87,508, Ps.78,808 and Ps.75,479 as of December 31, 2025, 2024 and 2023, respectively. In addition, the Group has made conditional sales of the Company’s CPOs to its directors and officers under the LTRP.

The balances of receivables and payables between the Group and related parties as of December 31, 2025 and 2024, were as follows:

	2025		2024
Current receivables:
Televisa, S. de R.L. de C.V. (“Televisa”) (1) (2)	Ps.	383,118	Ps.	200,156
Ollamani (3)		243,072		30,179
Televisa Producciones, S.A. de C.V. (1)		28,100		24,020
ECO Producciones, S.A. de C.V. (1)		10,811		11,012
Tritón Comunicaciones, S.A. de C.V.		21,288		20,803
TelevisaUnivision		5,237		6,837
Other		35,850		46,546
	Ps.	727,476	Ps.	339,553

Non-current receivables:
Televisa (1) (4)	Ps.	—	Ps.	3,293,463

Current payables:
Televisa (1) (2)	Ps.	216,436	Ps.	195,820
Televisa Producciones, S.A. de C.V. (1)		3,920		613
Ollamani		1,586		4,841
Desarrollo Vista Hermosa, S.A. de C.V. (1)		320		—
Other		2,344		1,140
	Ps.	224,606	Ps.	202,414

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Represents current receivables from Televisa, which included transmission services as of December 31, 2025 and 2024; and advertising services as of December 31, 2025. Current payables to Televisa were related primarily to programming services for our Telecom segment.
(3)	Represents current receivables from Ollamani, which included administrative and network services as of December 31, 2025.
(4)	In January 2022, Televisa entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2% through October 2023, and 12.8% thereafter. Under the terms of this agreement, principal and interest were payable at maturity on April 30, 2026, and prepayments of principal could be made by debtor at any time without any penalty. In 2023 and 2024, Televisa made prepayments of principal in the amounts of Ps.2,374,640 and Ps.1,817,076, respectively. As of December 31, 2024, amounts receivable from Televisa in connection with this long-term credit amounted to Ps.3,293,463. On October 31, 2025, Televisa prepaid to the Company all of the remaining amounts payable as of that date under this credit agreement in the aggregate amount of Ps.3,218,617.

The Group has recognized as deferred revenue a prepayment made by TelevisaUnivision in January 2022 in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group over a period ending in January 2042. The current and non-current portions of this deferred revenue amounted to Ps.287,667 and Ps.4,315,012, and to Ps.287,667 and Ps.4,602,679, as of December 31, 2025 and 2024, respectively (see Note 2).

All significant current account balances included in amounts due from related parties bear interest. In 2025 and 2024, the Group charged average interest rates of 9.4% and 12.0%, respectively. Advances and receivables are short-term in nature; however, these current accounts do not have specific due dates.

In 2012, a subsidiary of the Company entered into an amended lease contract with GTAC for the right to use certain capacity in a telecommunication network. This amended lease agreement contemplates annual payments to GTAC in the amount of Ps.41,400 through 2029, with an annual interest rate of the lower of TIIE plus 122 basis points or 6% (see Notes 10, 11 and 14).